2 BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
BASIS OF PRESENTATION [Abstract]
Cost of Revenue	$ 9,935,468	$ 5,169,538	$ 19	$ 18,975,045	$ 10,926,845	$ 29,608,932	$ 13,391,504